Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Operating Expense
Vessel Operating Expenses

	Year Ended
	December 31,
	2013	2014	2015
Crew wages and related costs	$22,015	$26,169	$29,338
Insurance	3,477	4,133	3,932
Repairs, maintenance and drydocking costs	3,240	4,344	6,178
Spares, stores and provisions	7,533	9,058	8,362
Lubricants	2,787	3,509	4,116
Taxes	669	1,282	1,392
Miscellaneous	2,243	2,139	2,151
Total	$41,964	$50,634	$55,469